Retirement Plans and Postretirement Costs (Details) - USD ($) $ in Thousands	Jun. 28, 2015	Jun. 29, 2014	Jun. 30, 2013
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Total	$ 18,638	$ 16,787	$ 18,944
Pension and SERP Benefits
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	21
Net actuarial loss	17,160
Total	17,181
Postretirement
Amounts Included in Accumulated Other Comprehensive Loss, Net of Tax
Prior service cost (credit)	(1,715)
Net actuarial loss	3,171
Total	$ 1,456